SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	6 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Schedule of Depreciation and Amortization
The depreciation and amortization is detailed as follows:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Depreciation – property, plant and equipment	4,567,254	2,001,688	8,131,610	3,992,364
Depreciation – right-of-use assets	2,527,502	1,734,020	5,038,225	3,285,854
Amortization – intangible assets	2,013,406	1,825,651	4,025,641	3,196,798
Total depreciation and amortization	9,108,162	5,561,359	17,195,476	10,475,016

Schedule of Change In Non-cash Working Capital Items
The net change in non-cash working capital is detailed as follows:

	Three months ended		Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	$	$	$	$
Inventories	4,743,987	(30,623,348)	12,259,601	(38,210,464)
Accounts receivable	22,952,280	7,443,389	13,505,790	(17,952,562)
Prepaid expenses	1,656,300	537,926	(595,940)	(168,105)
Trade and other payables (1)	(8,183,278)	29,616,003	(18,925,061)	40,088,716
Deferred revenue and other deferred liabilities	(1,477,633)	80,752	(7,683,708)	80,752
	19,691,656	7,054,722	(1,439,318)	(16,161,663)
(1)For the three months ended June 30, 2024, the net change in trade and other payables excludes trade and other payables as at June 30, 2024 related to the following non-cash working capital items: $862,241 related to the additions of intangible assets and $7,758,536 related to the acquisition of property, plant and equipment and includes trade and other payables as at March 31, 2024 related to the additions of intangible assets of $1,111,914 and related to the acquisition of property, plant and equipment of $8,197,410.

For the six months ended June 30, 2024, the net change in trade and other payables excludes trade and other payables as at June 30, 2024 related to the following non-cash working capital items: $862,241 related to the additions of intangible assets and $7,758,536 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2023 related to the additions of intangible assets of $634,331 and related to the acquisition of property, plant and equipment of $11,750,398.

For the three months ended June 30, 2023, the net change in trade and other payables excludes trade and other payables as at June 30, 2023 related to the following non-cash working capital items: $630,775 related to the additions of intangible assets and $13,541,507 related to the acquisition of property, plant and equipment and includes trade and other payables as at March 31, 2023 related to the additions of intangible assets of $665,590 and related to the acquisition of property, plant and equipment of $11,966,566.

For the six months ended June 30, 2023, the net change in trade and other payables excludes trade and other payables as at June 30, 2023 related to the following non-cash working capital items: $630,775 related to the additions of intangible assets and $13,541,507 related to the acquisition of property, plant and equipment and includes trade and other payables as at December 31, 2022 related to the additions of intangible assets of $4,757,926 and related to the acquisition of property, plant and equipment of $16,229,912.